Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,617,733	$ 5,357,596	$ 2,397,828
Restricted cash	375,211	105,000
Credit card holdback receivable	256,924	287,293	441,840
Accounts receivable, net of allowances and reserves of $41,929 and $36,129 respectively	333,182	320,019	480,190
Accrued interest receivable			5,907
Investments			6,481,205
Prepaid expense and other current assets	170,136	204,824	96,815
Total current assets	3,753,186	6,274,732	9,903,785
Fixed assets and intangible assets, net	598,536	548,549	578,463
Notes receivable	168,098	165,716	138,803
Security deposits			19,520
Investments	50,000
Total assets	4,569,820	6,988,997	10,640,571
Current liabilities:
Accounts payable	989,893	799,183	1,027,841
Accrued expenses and other current liabilities	394,479	240,049	864,983
Deferred revenue	2,031,702	2,524,229	3,138,406
Total current liabilities	3,416,074	3,563,461	5,031,230
Long term deferred rent	30,214	48,340	61,640
Warrant liability	445,075	1,616,325	937,000
Commitments
Total liabilities	3,891,363	5,228,126	6,029,870
Stockholders' equity:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 100,000,000 shares authorized, 49,737,826, 44,007,826 shares issued, respectively, and 38,932,826, 38,832,826 shares outstanding, respectively	38,933	38,833	38,580
Additional paid-in capital	9,982,391	9,437,422	8,256,864
Accumulated deficit	(9,342,867)	(7,715,384)	(3,684,743)
Total stockholders' equity	678,457	1,760,871	4,610,701
Total liabilities and stockholders' equity	$ 4,569,820	$ 6,988,997	$ 10,640,571